Cover	12 Months Ended
Mar. 31, 2026 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	The purpose of this Amendment No. 1 to Alpha Compute Corp's Annual Report on Form 20-F for the fiscal year ended March 31, 2026, filed with the Securities and Exchange Commission on July 16, 2026 (the "Form 20-F"), is to furnish Inline XBRL to the Form 20-F in accordance with Rule 405 of Regulation S-T. There were also minor corrections made to the risk disclosure on page 5 titled "Our success depends on our ability to attract, motivate, and retain executive officers and other key employees, and the loss of key personnel or an inability to hire qualified employees could harm our business." Other than these stated changes, no other changes have been made to the Form 20-F. This Amendment No. 1 to the Form 20-F speaks as of the original filing date of the Form 20-F, does not reflect events that may have occurred subsequent to the original filing date, and does not modify or update in any way disclosures made in the original Form 20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--03-31
Entity File Number	001-40086
Entity Registrant Name	Alpha Compute Corp
Entity Central Index Key	0001095435
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Clarence Thomas Building
Entity Address, Address Line Two	P.O. Box 4649
Entity Address, Address Line Three	Road Town
Entity Address, City or Town	Tortola
Entity Address, Country	VG
Entity Address, Postal Zip Code	VG1110
Title of 12(b) Security	Ordinary Shares, no par value
Trading Symbol	ALP
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	23,470,877
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	688
Auditor Name	Marcum LLP
Auditor Location	New York
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1111B S Governors Ave STE 25907
Entity Address, City or Town	Dover
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19904
City Area Code	(302)
Local Phone Number	219-5556
Contact Personnel Name	Wes Levitt